Cover	Oct. 01, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2024
Entity File Number	001-31792
Entity Registrant Name	CNO Financial Group, Inc.
Entity Central Index Key	0001224608
Entity Tax Identification Number	75-3108137
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11299 Illinois Street
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	317
Local Phone Number	817-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights to purchase Series F Junior Participating Preferred Stock
Trading Symbol	CNO
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CNO
Security Exchange Name	NYSE
A 5125 Subordinated Debentures Due 2060 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.125% Subordinated Debentures due 2060
Trading Symbol	CNOpA
Security Exchange Name	NYSE